UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21098

LMP Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LMP REAL ESTATE
INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2007

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited)

September 30, 2007

Shares	Security	Value
COMMON STOCKS — 69.8%
Apartments — 7.1%
224,000	Camden Property Trust (a)	$14,392,000
100,000	Mid-America Apartment Communities Inc.	4,985,000
140,000	UDR Inc.	3,404,800
	Total Apartments	22,781,800
Diversified — 4.4%
300,000	iStar Financial Inc.	10,197,000
190,000	Lexington Corporate Properties Trust	3,801,900
	Total Diversified	13,998,900
Health Care — 12.7%
174,000	HCP Inc.	5,771,580
305,000	Healthcare Realty Trust Inc.	8,131,300
130,000	Nationwide Health Properties Inc.	3,916,900
340,000	OMEGA Healthcare Investors Inc.	5,280,200
511,700	Senior Housing Properties Trust	11,288,102
150,000	Ventas Inc.	6,210,000
	Total Health Care	40,598,082
Home Financing — 0.8%
108,500	Municipal Mortgage & Equity LLC	2,464,035
Industrial — 3.1%
118,700	EastGroup Properties Inc.	5,372,362
207,500	First Potomac Realty Trust	4,523,500
	Total Industrial	9,895,862
Industrial/Office - Mixed — 3.0%
235,000	Liberty Property Trust	9,449,350
Lodging/Resorts — 3.6%
565,000	Ashford Hospitality Trust	5,678,250
146,000	Hospitality Properties Trust	5,934,900
	Total Lodging/Resorts	11,613,150
Office — 14.1%
290,000	Brandywine Realty Trust	7,339,900
224,700	Highwoods Properties Inc.	8,239,749
873,700	HRPT Properties Trust	8,640,893
135,000	Kilroy Realty Corp.	8,185,050
165,400	Mack-Cali Realty Corp.	6,797,940
134,500	Parkway Properties Inc.	5,936,830
	Total Office	45,140,362
Regional Malls — 5.4%
196,000	Glimcher Realty Trust	4,606,000
145,000	Macerich Co.	12,699,100
	Total Regional Malls	17,305,100
Retail - Free Standing — 4.0%
225,000	National Retail Properties Inc.	5,485,500
265,000	Realty Income Corp.	7,406,750
	Total Retail - Free Standing	12,892,250
Self Storage — 1.2%
250,000	Extra Space Storage Inc.	3,847,500
Shopping Centers — 7.5%
425,000	Cedar Shopping Centers Inc.	5,788,500
95,000	Developers Diversified Realty Corp.	5,307,650
150,000	Equity One Inc.	4,080,000
250,000	Primaris Retail Real Estate Investment Trust	4,646,962

See Notes to Schedule of Investments.

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

Shares	Security	Value
Shopping Centers — 7.5% (continued)
104,000	Tanger Factory Outlet Centers Inc.	$4,221,360
	Total Shopping Centers	24,044,472
Specialty — 2.9%
185,000	Entertainment Properties Trust	9,398,000
	TOTAL COMMON STOCKS (Cost — $153,926,571)	223,428,863
PREFERRED STOCKS — 30.2%
Apartments — 4.5%
	Apartment Investment & Management Co.:
75,000	Cumulative, Series G, 9.375%	1,893,750
113,000	Cumulative, Series U, 7.750%	2,785,450
120,000	Cumulative, Series Y, 7.875%	2,968,800
195,000	BRE Properties Inc., Series C, 6.750%	4,381,650
105,000	UDR Inc., 6.750%	2,378,250
	Total Apartments	14,407,900
Diversified — 7.7%
175,000	Duke Realty Corp., 6.950%	4,086,250
90,000	LBA Realty Fund LP, 8.750% (b)	4,050,000
	PS Business Parks Inc.:
125,000	Cumulative Redeemable, Series O, 7.375%	2,932,500
108,400	Series M, 7.200%	2,521,384
200,000	Public Storage Inc., Cumulative Redeemable, Series L, 6.750%	4,540,000
150,000	Vornado Realty Trust: Cumulative Redeemable, Series G, 6.625%	3,357,000
142,400	Series H, 6.750%	3,198,304
	Total Diversified	24,685,438
Health Care — 2.1%
150,000	HCP Inc., Series F, 7.100%	3,637,500
120,400	OMEGA Healthcare Investors Inc., Cumulative Redeemable, Series D, 8.375%	2,981,104
	Total Health Care	6,618,604
Lodging/Resorts — 4.2%
150,000	Ashford Hospitality Trust, Series D, 8.450%	3,495,000
71,100	Hospitality Properties Trust, Cumulative Redeemable, Series B, 8.875%	1,782,477
90,000	LaSalle Hotel Properties, Cumulative Redeemable, Series G, 7.250%	2,008,125
160,000	Strategic Hotels Capital Inc., 8.250%	3,845,008
100,100	Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A, 8.000%	2,389,887
	Total Lodging/Resorts	13,520,497
Office — 3.7%
196,000	BioMed Realty Trust Inc., Series A, 7.375%	4,557,000
50,000	Brandywine Realty Trust, Series D, 7.375%	1,180,000
110,000	Corporate Office Properties Trust, Cumulative Redeemable, Series J, 7.625%	2,662,000
130,600	HRPT Properties Trust, Cumulative Redeemable, Series B, 8.750%	3,306,792
	Total Office	11,705,792
Regional Malls — 2.4%
85,000	Glimcher Realty Trust, Cumulative Redeemable, Series F, 8.750%	2,062,950
32,700	Simon Property Group Inc., Cumulative, Series C, 7.890%	1,643,175
169,600	Taubman Centers Inc., Cumulative Redeemable, Series H, 7.625%	4,155,200
	Total Regional Malls	7,861,325
Retail - Free Standing — 1.9%
96,000	National Retail Properties Inc., Cumulative Redeemable, Series C, 7.375%	2,307,005
	Realty Income Corp.:
25,200	Cumulative Redeemable, Series D, 7.375%	628,488
129,600	Cumulative Redeemable, Series E, 6.750%	3,045,600
	Total Retail - Free Standing	5,981,093
Shopping Centers — 3.7%
73,000	Cedar Shopping Centers Inc., Cumulative Redeemable, Series A, 8.875%	1,843,980

See Notes to Schedule of Investments.

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited) (continued)

September 30, 2007

Shares	Security	Value
Shopping Centers — 3.7% (continued)
21,200	Developers Diversified Realty Corp., Cumulative Redeemable, Class G, 8.000%	$536,784
34,800	Ramco-Gershenson Properties Trust, Cumulative Redeemable, Series B, 9.500%	870,174
80,000	Urstadt Biddle Properties Inc., Cumulative, Series C, 8.500%	8,720,000
	Total Shopping Centers	11,970,938
	TOTAL PREFERRED STOCKS (Cost — $100,731,584)	96,751,587
	TOTAL INVESTMENTS — 100.0% (Cost — $254,658,155#)	$320,180,450

(a)	All or a portion of this security is segregated for swap contracts.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Concentration Risk.  The Fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage-related risks.

(c) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations.  Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$73,174,266
Gross unrealized depreciation	(7,651,971)
Net unrealized appreciation	$65,522,295

At September 30, 2007, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	7/22/05
Notional Amount:	$30,000,000
Payments Made by Fund:	Fixed Rate, 4.44%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	7/22/12
Unrealized Appreciation as of September 30, 2007	$337,238(a)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$19,500,000
Payments Made by Fund:	Fixed Rate, 4.117%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/09
Unrealized Appreciation as of September 30, 2007	$147,562(a)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$26,000,000
Payments Made by Fund:	Fixed Rate, 3.633%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/07
Unrealized Appreciation as of September 30, 2007	$62,283(a)

At September 30, 2007, the Fund had total unrealized appreciation of $547,083 from swap contracts.

(a) These interest rate swap contracts are valued in good faith at fair value by or under the direction of the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Real Estate Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	November 28, 2007